                       SUPPLEMENT DATED DECEMBER 14, 2001
                                       TO
                         PROSPECTUSES DATED MAY 1, 2001

This Supplement is intended to be distributed with the following prospectuses:

 . Prospectuses dated May 1, 2001, as supplemented, for certain variable annuity contracts entitled "REVOLUTION ACCESS," "REVOLUTION EXTRA," or "REVOLUTION VALUE" issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO") on or before May 1, 2001 ("Product Prospectuses"). This supplement replaces the supplement dated May 1, 2001 to the Product Prospectuses,

 . John Hancock Declaration Funds prospectus dated May 1, 2001 for the V.A.
   Core Equity, V.A. Bond and V.A. Money Market Funds ("Declaration Prospectus"), and

 . John Hancock Variable Series Trust I ("VST") prospectus dated May 1, 2001 for the Large Cap Value CORE/SM/ II, Mid Cap Blend, Aggressive Balanced and Active Bond II Funds ("VST Prospectus").

SUPPLEMENT TO THE PRODUCT PROSPECTUSES:

Discontinued Variable Investment Options

  Seven of the variable investment options under your variable annuity contract are discontinued and not available as a result of a merger of the underlying fund. The discontinued variable investment options are:

     . V.A. Core Equity
     . V.A. Bond
     . V.A. Money Market
     . Large Cap Value CORE/SM/ II (formerly, "American Leaders Large Cap
       Value")
     . Mid Cap Blend
     . Aggressive Balanced
     . Active Bond II (formerly, "Core Bond")

   Any of your contract value in a discontinued variable investment option on the applicable Merger Date has been, or will be, transferred to the variable investment option corresponding to an "Acquiring Fund." We describe the "Merger Date" and the "Acquiring Fund" on the following pages of this supplement.

   References in the Product Prospectuses to any of the discontinued variable investment options should be disregarded.

Additional Variable Investment Options

  If your contract was issued before May 1, 2001, your contract currently enables you to invest in three additional variable investment options:

VARIABLE INVESTMENT OPTION                        MANAGED BY
-------------------------------------------------------------------------------

  V.A. Sovereign Investors. . . . . . . . . . John Hancock Advisers, Inc.
  Templeton International Securities  . . . . Templeton Investment Counsel, Inc.
  Templeton Developing Markets Securities . . Templeton Asset Management, Ltd.
-------------------------------------------------------------------------------



PROD SUP-2A (12/01)

  If you select any of these additional variable investment options, we will invest your money in the corresponding fund of the John Hancock Declaration Trust or the Franklin Templeton Variable Insurance Products Trust (Class 2 Shares). In the Product Prospectuses, the term Series Funds includes Franklin Templeton Variable Insurance Products Trust, and the term funds includes the investment options of a Series Fund corresponding to the additional variable investment options.

  The additional variable investment options are each subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my contract's investment allocations?" beginning on page 18 of the prospectus.)

  We may modify or delete any of these additional variable investment options in the future.

  Annual Fund Expenses and Notes to Annual Fund Expenses

  The Annual Fund Expenses table beginning on page 5 of the prospectus, and the accompanying notes to the Annual Fund Expenses Table, are supplemented with the following information:

                                                                                      Total Fund        Total Fund
                                     Investment  Distribution and  Other Operating    Operating          Operating
                                     Management      Service        Expenses With    Expenses With    Expenses Absent
Fund Name                                Fee       (12b-1) Fees     Reimbursement    Reimbursement     Reimbursement
---------                            ----------  ----------------  ---------------  --------------  ------------------
JOHN HANCOCK DECLARATION TRUST
 (NOTE 1):
V.A. Sovereign Investors . . . . . .   0.60%           N/A              0.12%           0.72%             0.72%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - CLASS 2
 SHARES  (NOTE 2):
Templeton International Securities .   0.67%          0.25%             0.20%           1.12%             1.12%
Templeton Developing Markets
 Securities  . . . . . . . . . . . .   1.25%          0.25%             0.31%           1.81%             1.81%


(1) Percentages shown for the above John Hancock Declaration Trust fund reflects the investment management fees currently payable and other fund expenses allocated in 2000. John Hancock Advisers, Inc. has agreed to limit temporarily other expenses of each such fund to 0.25% of the fund's average daily assets, at least until April 30, 2002.

(2) The Franklin Templeton Variable Insurance Products Trust funds' class 2 distribution plan or "rule 12b-1 plan" is described in the funds' prospectus.

Supplemental Examples

  The following tables supplement the examples contained in the prospectuses that show the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to a variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional riders). Actual expense may be greater or less than those shown.

   Supplemental Examples - REVOLUTION ACCESS

   If you "surrender" (turn in) a REVOLUTION ACCESS variable annuity contract at the end of the applicable time period, you would pay:

                                          1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
  V.A. Sovereign Investors                  $21      $65      $111     $239
--------------------------------------------------------------------------------
  Templeton International Securities        $25      $77      $131     $280
--------------------------------------------------------------------------------
  Templeton Developing Markets Securities   $32      $97      $165     $346
--------------------------------------------------------------------------------

  If you begin receiving payments under one of our REVOLUTION ACCESS annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

                                          1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
  V.A. Sovereign Investors                  $21      $65      $111     $239
--------------------------------------------------------------------------------
  Templeton International Securities        $25      $77      $131     $280
--------------------------------------------------------------------------------
  Templeton Developing Markets
    Securities                              $32      $97      $165     $346
--------------------------------------------------------------------------------

   Supplemental Examples - REVOLUTION EXTRA

   If you "surrender" (turn in) a REVOLUTION EXTRA variable annuity contract at the end of the applicable time period, you would pay:

                                          1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
  V.A. Sovereign Investors                  $85      $130     $165     $247
--------------------------------------------------------------------------------
  Templeton International Securities        $89      $142     $187     $289
--------------------------------------------------------------------------------
  Templeton Developing Markets Securities   $96      $164     $224     $358
--------------------------------------------------------------------------------

  If you begin receiving payments under one of our REVOLUTION EXTRA annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

                                          1 YEAR   3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
  V.A. Sovereign Investors                  $22      $ 67     $115     $247
--------------------------------------------------------------------------------
  Templeton International Securities        $26      $ 79     $136     $289
--------------------------------------------------------------------------------
  Templeton Developing Markets Securities   $33      $101     $171     $358
--------------------------------------------------------------------------------

   Supplemental Examples - REVOLUTION VALUE

  If you "surrender" (turn in) a REVOLUTION VALUE variable annuity contract at the end of the applicable time period, you would pay:

                                          1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
  V.A. Sovereign Investors                  $84      $110     $137     $239
--------------------------------------------------------------------------------
  Templeton International Securities        $88      $122     $158     $280
--------------------------------------------------------------------------------
  Templeton Developing Markets Securities   $95      $142     $192     $346
--------------------------------------------------------------------------------

  If you begin receiving payments under one of our REVOLUTION VALUE annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

                                          1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
  V.A. Sovereign Investors                  $21      $65      $111     $239
--------------------------------------------------------------------------------
  Templeton International Securities        $25      $77      $131     $280
--------------------------------------------------------------------------------
  Templeton Developing Markets
    Securities                              $32      $97      $165     $346
--------------------------------------------------------------------------------

Condensed Financial Information

   The following tables contain selected data to supplement the Condensed Financial Information table in the applicable prospectus for REVOLUTION ACCESS, REVOLUTION EXTRA or REVOLUTION VALUE variable annuity contracts.

   Revolution Access, Revolution Extra and Revolution Value variable annuity contracts issued by John Hancock

  The following selected data pertains to accumulation shares for the variable investment options held in John Hancock Variable Annuity Account H.

                                                                                      Period from
                                                                      Year Ended    August 10, 1999
                                                                     December 31,    to December 31,
                                                                         2000             1999
                                                                     ------------   ----------------
V.A. SOVEREIGN INVESTORS
 Accumulation share value:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . . .       $16.19          $15.78
  End of period  . . . . . . . . . . . . . . . . . . . . . . . . .       $15.94          $16.19
 Number of Accumulation Shares outstanding at end of period  . . .    1,008,781         146,207
TEMPLETON INTERNATIONAL  SECURITIES
 Accumulation share value (1):
 Beginning of period . . . . . . . . . . . . . . . . . . . . . . .       $11.02          $10.00
  End of period  . . . . . . . . . . . . . . . . . . . . . . . . .       $10.63          $11.02
 Number of Accumulation Shares outstanding at end of period  . . .      502,345          33,891
TEMPLETON DEVELOPING MARKETS
 Accumulation share value:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . . .       $11.86          $10.00
  End of period  . . . . . . . . . . . . . . . . . . . . . . . . .        $7.96          $11.86
 Number of Accumulation Shares outstanding at end of period  . . .      397,174          33,609

   (1) Values shown for 2000 begin on November 1, 2000.

   Revolution Access, Revolution Extra and Revolution Value variable annuity contracts issued by JHVLICO

  The following selected data pertains to accumulation shares for the variable investment options held in John Hancock Variable Annuity Account JF:

                                                                                      Period from
                                                                      Year Ended    August 10, 1999
                                                                     December 31,    to December 31,
                                                                         2000             1999
                                                                     ------------   ----------------
V.A. SOVEREIGN INVESTORS
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . . . . . . . . . . .      $16.19           $15.78
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . .      $15.94           $16.19
 Number of Accumulation Shares outstanding at end of period . . . .     507,785          130,910
TEMPLETON INTERNATIONAL SECURITIES
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . . . . . . . . . . .      $11.02           $10.00
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . .      $10.63           $11.02
 Number of Accumulation Shares outstanding at end of period . . . .     304,284           30,062
TEMPLETON DEVELOPING MARKETS
 Accumulation share value:
 Beginning of period. . . . . . . . . . . . . . . . . . . . . . . .      $11.86           $10.00
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . .       $7.96           $11.86
 Number of Accumulation Shares outstanding at end of period . . . .     149,334           13,735

  (1) Values shown for 2000 begin on November 1, 2000.

SUPPLEMENT TO THE DECLARATION PROSPECTUS:

  Shareholders of each of the following "Acquired Funds" have approved a specific plan of reorganization and merger ("Declaration Plan") to merge their Fund with the "Acquiring Fund" shown. Under each Declaration Plan, the assets and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.


   Acquired Fund                 Acquiring Fund            Merger Date
--------------------------------------------------------------------------------
 V.A. Core Equity              VST Growth & Income            12/7/01
--------------------------------------------------------------------------------
 V.A. Bond                     VST Active Bond                12/7/01
--------------------------------------------------------------------------------
 V.A. Money Market             VST Money Market              12/14/01
--------------------------------------------------------------------------------

     Each Declaration Acquired Fund ceased operations after its Merger Date. References in the Declaration Prospectus to each Acquired Fund should be disregarded.

SUPPLEMENT TO THE VST PROSPECTUS:

  On December 13, 2001, shareholders of each "Acquired Fund" shown below approved a specific plan of reorganization and merger ("VST Plan") to merge
their Fund with the VST "Acquiring Fund" shown.  Under each   Plan, the assets
and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.

   Acquired Fund                 Acquiring Fund            Merger Date
--------------------------------------------------------------------------------
 Large Cap Value CORE/SM/ II   Large Cap Value CORE/SM/      12/19/01
--------------------------------------------------------------------------------
 Mid Cap Blend                 Growth & Income               12/14/01
--------------------------------------------------------------------------------
 Aggressive Balanced           Managed                       12/14/01
--------------------------------------------------------------------------------
 Active Bond II                Active Bond                   12/14/01
--------------------------------------------------------------------------------

     Each Acquired Fund will cease operations after its Merger Date. Thereafter, references in the VST Prospectus to each Acquired Fund should be disregarded.












THIS SUPPLEMENT IS ACCOMPANIED WITH PROSPECTUSES DATED MAY 1, 2001 FOR THE JOHN HANCOCK DECLARATION FUNDS - V.A. SOVEREIGN INVESTORS FUND, THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON INTERNATIONAL SECURITIES FUND (CLASS 2 SHARES), AND THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES FUND (CLASS 2 SHARES).   THESE
PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUND FOR THE ADDITIONAL VARIABLE INVESTMENT OPTIONS LISTED IN THIS SUPPLEMENT. BE SURE TO READ THE PROSPECTUS BEFORE SELECTING THE CORRESPONDING VARIABLE INVESTMENT OPTION.